Fair Value Measurements - Reconciliation of Recurring Financial Liability Related to Interest Rate Swaps (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Total gains/(losses) for the period:
Included in earnings	$ 322,000
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Beginning balance	(1,607,000)
Total gains/(losses) for the period:
Included in earnings	322,000
Included in other comprehensive income	289,000	(1,607,000)
Ending balance	$ (996,000)	$ (1,607,000)